Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 216,777	¥ 15,645
Amortization of net actuarial loss (gain)	411	780
Prior service benefits (cost)	(348)
Amortization of prior service cost (benefits)	214	(195)
Total recognized in other comprehensive income (loss) before-tax	¥ 217,054	¥ 16,230